Condensed Consolidated Statement of Changes in Shareholders' equity of Immatics N.V. - EUR (€) € in Thousands		Total		Share capital [member]	Share premium [member]	Accumulated deficit [member]		Other reserves [member]
Beginning Balance at Dec. 31, 2023	[1]	€ 217,618		€ 847	€ 823,166	€ (604,759)		€ (1,636)
Other comprehensive income (loss)		798						798
Net loss		(20,233)	[2],[3],[4]			(20,233)	[1]
Comprehensive income (loss) for the period		(19,435)	[5]			(20,233)	[1]	798	[1]
Equity-settled share-based compensation		8,605			8,605
Share options exercised		1,037		1	1,036
Issue of share capital – net of transaction costs		173,440		183	173,257
Ending Balance at Jun. 30, 2024	[1]	381,265		1,031	1,006,064	(624,992)		(838)
Beginning Balance at Dec. 31, 2024		574,842		1,216	1,162,136	(589,541)		1,031
Other comprehensive income (loss)		(8,544)						(8,544)
Net loss		(110,204)				(110,204)
Comprehensive income (loss) for the period		(118,748)				(110,204)		(8,544)
Equity-settled share-based compensation		8,471			8,471
Share options exercised		9			9
Ending Balance at Jun. 30, 2025		€ 464,574		€ 1,216	€ 1,170,616	€ (699,745)		€ (7,513)

[1]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities
[2]	*See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities
[3]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities and income tax paid
[4]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities
[5]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities